Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of loss before income taxes were as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Domestic	$(21,577)	$(4,546)	$(1,815)
Foreign	4,273	(1,229)	(2,466)
Total	$(17,304)	$(5,775)	$(4,281)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income taxes computed by applying the federal statutory income tax rate of 26.5% to loss before income taxes to the total income tax benefit reported in the accompanying consolidated statements of operations is as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Income tax at statutory rate	$(4,586)	$(1,531)	$(1,134)
Foreign rate differential	(139)	(37)	(77)
Change in valuation allowance	4,358	1,588	15,104
Share-based compensation expense	—	—	85
Forgiveness of debt	(236)	—	—
Impairment of acquired intangible assets	110	—	—
Change to provision and other true-ups	144	119	(13,371)
Other differences	334	(135)	(607)
(Benefit from) provision for income taxes	$(15)	$4	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	A valuation allowance has been recorded, as realization of such assets is uncertain. Deferred income taxes are comprised as follows (in thousands):

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss and capital loss carryforwards	$31,210	$26,539
Intangible assets	2,716	2,381
Share-based compensation	26	1
Other	261	992
Deferred tax assets, gross	34,213	29,913
Valuation allowance for deferred tax assets	(34,213)	(29,854)
Deferred tax assets, net of valuation allowance	—	59
Deferred tax liabilities:
Indefinite-lived intangible assets	—	(74)
Deferred tax liabilities	—	(74)
Net deferred tax liabilities	$—	$(15)